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WesMark West Virginia Municipal Bond Fund
Summary Sections WesMark West Virginia Municipal Bond Fund
INVESTMENT OBJECTIVE
The WesMark West Virginia Municipal Bond Fund (the Fund) seeks to achieve current income which is exempt from federal income tax and the income taxes imposed by the State of West Virginia.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	WesMark West Virginia Municipal Bond Fund WesMark West Virginia Municipal Bond Fund Shares
Management Fees	0.60%
Distribution (12b-1) Fees	none
Shareholder Services Fee	0.25%	[1]
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.10%
[1]	The shareholder services fee will be paid to financial intermediaries, including affiliates of the Adviser, for the provision of certain shareholder services.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Thre Years	Five Years	Ten Years
WesMark West Virginia Municipal Bond Fund | WesMark West Virginia Municipal Bond Fund Shares | USD ($)	112	350	606	1,339

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund pursues its investment objective by investing at least 80% of its net assets in a professionally managed portfolio consisting primarily of investment-grade securities issued by the State of West Virginia and its political subdivisions, agencies and authorities, and other issuers, such as possessions or territories of the United States, the interest of which is exempt from federal income tax, federal alternative minimum tax (AMT), and West Virginia income tax. The Adviser may lengthen or shorten the Fund's duration from time to time based on its interest rate outlook, but the Fund has no set duration parameters. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. The Fund may invest in fixed-income securities with any maturity. The Fund may invest a portion of its assets in non-West Virginia municipal bonds, if in the judgment of the Adviser, the supply or yield of such securities would be beneficial to the Fund. For additional information on the Fund's investment strategies, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 31 of this prospectus.

Principal Risks of Investing in the Fund

The loss of money is a risk of investing in this Fund. Other principal risks of investing in the Fund are below.

Credit Risks:	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
Interest Rate Risks:	Prices of fixed-income securities rise and fall in response to changes to interest rates. Generally, when interest rates rise, prices of fixed-income securities fall. The opposite is true when interest rates decline. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.
Call Risks:	An issuer may redeem a fixed-income security before maturity at a price below its current market price.
Liquidity Risks:	Trading opportunities are more limited for fixed-income securities that are not widely held.
Credit Enhancement Risks:	Downgrading the credit quality of a credit enhancement provider, such as a bank or bond insurer, may adversely affect the Fund.
Sector Risks:	Certain market sectors may underperform other sectors or the market as a whole.
Tax Risks:	Changes in federal tax laws may cause the prices of tax-exempt securities to fall.
Non-Diversification Risks:	Compared to diversified mutual funds, a non-diversified fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance.
West Virginia Risks:	The portfolio may include securities issued by issuers located in West Virginia. West Virginia's economy is heavily dependent upon certain industries such as coal mining, natural gas, manufacturing, and tourism. Therefore, any downturn in these and other industries may adversely affect the economy of West Virginia and the issuers located in that state.
Manager Risk:	The Fund is actively managed and the investment techniques and security selection used by the Fund's managers may not produce the desired results and may cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Market Risk:

The Fund may incur losses due to political, regulatory, market, economic or social developments affecting the market(s) generally. Local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health crises, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on economic and market conditions.

The public health crisis caused by the novel coronavirus disease known as COVID-19 has become a pandemic that has resulted in, and may continue to result in, significant global economic and market volatility. COVID-19 has caused, and may continue to cause, societal disruptions such as quarantines, travel restrictions, workforce displacement and loss of resources. There is significant uncertainty surrounding the magnitude, duration, reach, costs and other effects of the COVID-19 pandemic, including actions that have been or could be taken by governmental authorities or other third parties. The impacts, as well as the uncertainty over impacts yet to unfold, of COVID-19 – and any other infectious illness outbreaks, epidemics, pandemics or other public health crises that may arise in the future – could negatively affect economies and markets in ways that cannot be foreseen.

An investment in the Fund is not a deposit of any bank, including WesBanco Bank, and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

For more information regarding the risks of investing in the Fund, please see the section "More About the Funds' Investment Strategies and Risks" beginning on page 31 of this prospectus.

Fund Performance

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The Risk/Return Bar Chart shows the variability of the Fund's total returns on a calendar year-by-year basis and provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Average Annual Total Return Table shows returns averaged over the stated periods and shows how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information is available at www.wesmarkfunds.com or by calling 1-800-864-1013.

Risk/Return Bar Chart For the periods ended December 31:

Within the periods shown in the bar chart, the Fund's highest quarterly return was 2.53% (quarter ended 3/31/2014). Its lowest quarterly return was -2.75% (quarter ended 6/30/2013).
Average Annual Total Return Table

Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

For the periods ended December 31, 2020:

WesMark West Virginia Municipal Bond Fund

Average Annual Total Returns - WesMark West Virginia Municipal Bond Fund	1 Year	5 Years	10 Years
WesMark West Virginia Municipal Bond Fund Shares	3.48%	2.53%	3.08%
WesMark West Virginia Municipal Bond Fund Shares | After Taxes on Distributions	3.47%	2.51%	3.05%
WesMark West Virginia Municipal Bond Fund Shares | After Taxes on Distributions and Sales	2.82%	2.39%	2.91%
Barclays Capital Municipal Bond 5 Year Total Return Index (BCM51) (Does not reflect fees, expenses or taxes, which, if applied, would reduce the Index’s returns.)	4.27%	2.81%	3.03%
Lipper Intermediate Municipal Debt Funds Average (LIMDFA)	3.88%	2.97%	3.35%

The BCM5I is an unmanaged market value weighted performance index for major municipal bonds of all quality ratings with an average maturity of approximately five years. BCM5I is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

The LIMDFA is an unmanaged index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. These figures do not reflect sales charges. It is not possible to invest directly in an average.